Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 12, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated June 12, 2015
to the Statutory Prospectus dated March 1, 2015
(as supplemented on March 13, 2015, March 23, 2015, and April 27, 2015)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Bond & Mortgage Securities Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND The 80% test relating the name of the Bond & Mortgage Securities Fund to the Fund’s principal investments, as required by Rule 35d-1 under the Investment Company Act of 1940, has been changed below to correspond to the Fund’s new name, the Core Plus Bond Fund. These changes will take effect on or about August 31, 2015.
Objective [Heading]	rr_ObjectiveHeading	The following information replaces the Fund’s Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, capital appreciation.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following information replaces the first paragraph of the Fund’s Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities at the time of each purchase. The bonds and other debt securities in which the Fund invests include intermediate maturity fixed-income securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's”); securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities; corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2014 was 5.55 years.

Global Diversified Income Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under the Principal Investment Strategies section, replace the fourth paragraph with the following:
The Fund also writes (or sells) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility. Principal determines the asset categories on which this strategy is applied, and they may include global real estate, global value equity, MLPs, and/or publicly-traded infrastructure.
Under the Principal Investment Strategies section, replace the sixth paragraph with the following:
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies. This portion of the Fund focuses primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
Under the Principal Investment Strategies section, replace the seventh paragraph the following:

A portion of the Fund's assets is invested in a diversified portfolio of fixed income securities issued primarily by governments, their agencies, local authorities and instrumentalities, and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency. The investments will range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan Emerging Market Bond Index. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe.

LargeCap Growth Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

LargeCap Growth Fund II [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND II
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

LargeCap Value Fund III [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP VALUE FUND III
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

MidCap Growth Fund III [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP GROWTH FUND III
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

MidCap Value Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP VALUE FUND I
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

MidCap Value Fund III [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Overseas Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	OVERSEAS FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the third paragraph with the following:

Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

SmallCap Blend Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP BLEND FUND Effective on or about August 31, 2015, the SmallCap Blend Fund will change its name to the SmallCap Fund.
SmallCap Growth Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:

Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

SmallCap Value Fund II [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the Principal Investment Strategies section, replace the second paragraph with the following:

Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.